Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Project debt [Abstract]
Project debt	$ 5,036,193	$ 5,237,614	$ 4,852,348
Euro [Member]
Project debt [Abstract]
Project debt	1,942,903	2,240,811
South African Rand [Member]
Project debt [Abstract]
Project debt	314,471	355,414
Algerian Dinar [Member]
Project debt [Abstract]
Project debt	97,877	115,606
All Foreign Currencies [Member]
Project debt [Abstract]
Project debt	$ 2,355,251	$ 2,711,830